KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on
Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (“MS”)

UBS Real Estate Securities Inc. (“UBS”)

Bank of America, National Association (“BANA”)

(collectively MS, UBS, and BANA constitute the “Loan Sellers”)

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

UBS Securities LLC

(collectively, the “Specified Parties”)

Re:	MSCI 2015-UBS8 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with the certain information pertaining to a pool of mortgage loans and the related mortgaged properties which we were informed are to be included as collateral in the offering of MSCI 2015-UBS8 Mortgage Trust Commercial Mortgage Pass-Through Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

For purposes of this report, we have completed the loan file procedures explained below and have performed procedures on the information you have requested.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

MSCI 2015-UBS8
November 17, 2015

•	The phrase “Data File” means the combined electronic data file provided to us by the Loan Sellers on November 17, 2015 containing data with respect to their respective mortgage loans (“Mortgage Loans”) and related mortgaged properties (“Mortgaged Properties”). A summary of the contents of the Data File is as follow:

Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
MS	7	7
UBS	38	53
BANA	12	12
TOTAL	57	72

•	The phrase “Cut-off Date” means the payment date in December 2015, as provided by the Loan Sellers.

•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.

•	The phrase “Loan File” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.

•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.

•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.

•	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Loan Sellers are responsible for the information contained in the Data File.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	For each of the Mortgage Loans and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

MSCI 2015-UBS8
November 17, 2015

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, instructions and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, assumptions, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, instructions or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Morgan Stanley Capital I Inc., UBS Real Estate Securities Inc., Bank of America Merrill Lynch Commercial Mortgage, Inc., Morgan Stanley & Co. LLC, Morgan Stanley Mortgage Capital Holdings LLC, and UBS Securities LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

November 17, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by Loan Seller
Original Balance	Loan Agreement/Promissory Note, Deed of Trust, Mortgage/Note Splitter Agreement
Cut-Off Date	Provided by Loan Seller
Number of Properties	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Street Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/Engineering Report
County	Appraisal/Engineering Report
MSA	MSA listing provided by Loan Seller
North or South CA (NCA/SCA)	Appraisal/Engineering Report
Property Type	Appraisal
Property Sub-Type	Appraisal
Units/SF	Borrower Rent Roll/Underwritten Rent Roll
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Single-Tenant (Y/N)	Borrower Rent Roll/Underwritten Rent Roll
Owner-Occupied >20% (Y/N - %)	Provided by Loan Seller
Percent Leased	Lease/Borrower Rent Roll/Underwritten Rent Roll
Percent Leased as of Date	Lease/Borrower Rent Roll/Underwritten Rent Roll
Percent Leased Source	Lease/Borrower Rent Roll/Underwritten Rent Roll
Sec. 8 (Multifamily) (Y/N)	Borrower Rent Roll/Underwritten Rent Roll/Loan Agreement
No. of Sec. 8 Units	Borrower Rent Roll/Underwritten Rent Roll/Loan Agreement
Sec. 42 (Multifamily) (Y/N)	Borrower Rent Roll/Underwritten Rent Roll/Loan Agreement
No. of Sec. 42 Units	Borrower Rent Roll/Underwritten Rent Roll/Loan Agreement
Hotel Franchise Agreement Expiration Date	Franchise Agreement
Condo Component (Y/N - % of Borrower Control)	Loan Agreement
Ownership Interest	Proforma Title Policy/Title Policy/Escrow Instruction Letter
Ground Lease Extinguished Upon Foreclosure (Y/N)	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Extension Options (Y/N)	Proforma Title Policy/Title Policy/Ground Lease
Extension Options Description	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Outside Expiration Date (Including Extensions)	Proforma Title Policy/Title Policy/Ground Lease

A-1

Attribute	Source Document
Appraised Value	Appraisal
Value as of Date	Appraisal
Borrower Name	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Sponsor	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Nonrecourse Carve-out Guarantor	Guaranty of Recourse Obligations
Environmental Indemnitor	Environmental Indemnity
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Borrower State of Incorporation	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Borrower Required to Maintain Lender Register (NOT at Lender’s Option) (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
SAE (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
SPE (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Non-Consolidation Opinion (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Independent Director (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Single Note / Multiple Property Loan (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Acquisition or Refinance	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Note Date	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
First P&I Payment Date	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
First Payment Date (IO)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Maturity Date or ARD	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
ARD Loan (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Final Maturity Date	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
ARD Rate Step	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Lockbox Type	Loan Agreement/Promissory Note, Deed of Trust, Mortgage/Cash Management Agreement
Cash Management Status	Loan Agreement/Promissory Note, Deed of Trust, Mortgage/Cash Management Agreement
Terms/Description of Springing Lockbox	Loan Agreement/Promissory Note, Deed of Trust, Mortgage/Cash Management Agreement
Original IO Period (mos.)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage

Attribute	Source Document
Amort. Type	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Interest Accrual Method	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Rate	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Monthly Debt Service (P&I)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Future Payment Changes (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Third Most Recent Revenues	Underwritten Financial Schedule
Third Most Recent Expenses	Underwritten Financial Schedule
Third Most Recent NOI	Underwritten Financial Schedule
Third Most Recent NOI Date	Underwritten Financial Schedule
Second Most Recent Revenues	Underwritten Financial Schedule
Second Most Recent Expenses	Underwritten Financial Schedule
Second Most Recent NOI	Underwritten Financial Schedule
Second Most Recent NOI Date	Underwritten Financial Schedule
Most Recent Revenues	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule
Most Recent NOI	Underwritten Financial Schedule
Most Recent NOI Date	Underwritten Financial Schedule
Underwritten Occupancy %	Underwritten Financial Schedule
Underwritten EGI	Underwritten Financial Schedule
Underwritten Expenses	Underwritten Financial Schedule
Underwritten NOI	Underwritten Financial Schedule
Underwritten Cap Ex	Underwritten Financial Schedule
Underwritten TI/LC	Underwritten Financial Schedule
Underwritten NCF	Underwritten Financial Schedule
Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Lease Expiration Date of Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
NSF of Largest Tenant (SF)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
2nd Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Lease Expiration of 2nd Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
NSF of 2nd Largest Tenant (SF)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
3rd Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Lease Expiration of 3rd Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
NSF of 3rd Largest Tenant (SF)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll

Attribute	Source Document
4th Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Lease Expiration of 4th Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
NSF of 4th Largest Tenant (SF)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
5th Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Lease Expiration of 5th Largest Tenant	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
NSF of 5th Largest Tenant (SF)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Top Five Movie Theater Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Top Five Health Club Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Top Five Bank Branch Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Top Five Restaurant Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Top Five Medical Office Tenant (Y/N)	Underwritten Rent Roll/Lease Agreement/Borrower Rent Roll
Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Tax Escrow in Place (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Tax Escrow Amount ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Tax Escrow - Monthly ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Tax Reserve Cap ($ and Description)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Springing Reserve Requirement for Tax (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Terms or Conditions for Springing Tax Reserve Requirement	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Interest on Tax Escrow Goes to:	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Insurance Escrow in Place (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Insurance Escrow Amount ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

Attribute	Source Document
Insurance Reserve Cap ($ and Description)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Springing Reserve Requirement for Insurance (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Terms or Conditions for Springing Insurance Reserve Requirement	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Interest on Insurance Escrow Goes to:	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Deferred Maintenance Escrow in Place (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Deferred Maintenance Recommended per Report ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Interest on Deferred Maint. Escrow Goes to:	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Cap Ex Escrow in Place (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing Cap Ex Escrow - Monthly ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Cap Ex Reserve Cap ($ and Description)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Springing Reserve Requirement for Cap Ex (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Terms or Conditions for Springing Cap Ex Reserve Requirement	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Interest on Cap Ex Escrow Goes to:	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC Escrow in Place (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Ongoing TI/LC Escrow - Monthly ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
TI/LC Reserve Cap ($ and Description)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Springing Reserve Requirement for TI/LC (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Terms or Conditions for Springing TI/LC Reserve Requirement	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Interest on TI/LC Escrow Goes to:	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrows in Place (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Description of “Other” Escrows	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

Attribute	Source Document
Ongoing Other Escrow - Monthly ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Reserve Cap ($)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Springing Reserve Requirement (Y/N)	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Terms or Conditions for Springing Other Reserve Requirement	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Interest on Other Escrow Goes to:	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow Description/ Release Provisions	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
FIRREA Appraisal (Y/N)	Appraisal
Appraisal Report Date	Appraisal
Phase I Date	Environmental Report
Phase II Date	Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
Earthquake Zone 3 or 4 (Y/N)	Engineering Report
PML %	Seismic Report
Earthquake Insurance (Y/N)	Insurance Certificate/Insurance Review
Windstorm Insurance (Y/N)	Insurance Certificate/Insurance Review
Flood Zone (Y/N)	Insurance Certificate/Insurance Review
Flood Insurance (Y/N)	Insurance Certificate/Insurance Review
Environmental Insurance (Y/N)	Insurance Certificate/Insurance Review
Due Date	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Debt Service Grace Period to Call a Default	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Balloon Payment Grace Period to Impose Late Charge	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Balloon Payment Grace Period to Call a Default	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Default Interest %	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Assumption Provision (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Assumption/Fee	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Partial Collateral Release (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Partial Collateral Release and Prepayment Descriptions	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Outparcel or Other Release (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage

Attribute	Source Document
Outparcel or Other Release Description	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Substitution Allowed (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Substitution Provision Description	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Partial Prepayment Description	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Prepayment Interest Shortfall (Y/N)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Prepayment String	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
LO End Date	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Pari Passu (Y/N)?	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Current Additional Financing in Place (Y/N/Silent)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Type of Additional Financing	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Additional Financing Original Balance	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Type of Additional Future Financing	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Terms of Future Additional Financing	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Original Whole Note Loan Balance	Loan Agreement/Promissory Note, Deed of Trust, Mortgage
Pari Passu Debt	Loan Agreement/Promissory Note, Deed of Trust, Mortgage

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% by Cut-off Date Balance	Cut-Off Date Balance divided by the aggregate Cut-Off Date Balance of all Mortgage Loans
Cut-Off Date Balance	Recomputed using the Original Balance, Interest Accrual Method, Seasoning, Original IO Period (mos.), First Payment Date (IO) (or if not applicable, First P&I Payment Date), Maturity Date or ARD, Rate and Monthly Debt Service (IO) (or if not applicable, Monthly Debt Service (P&I)). Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Maturity Date Balance	Recomputed using the Original Balance, Interest Accrual Method, Seasoning, Original IO Period (mos.), First Payment Date (IO) (or if not applicable, First P&I Payment Date), Maturity Date or ARD, Rate and Monthly Debt Service (IO) (or if not applicable, Monthly Debt Service (P&I)). Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recomputed the Maturity Date Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity Date or ARD,” not including the principal component that is included in the Monthly Debt Service (P&I) that is due on the “Maturity Date or ARD”
Cut-Off Date Balance per Unit or SF	Cut-Off Date Balance divided by Units/SF
Related Borrowers (Y/N)	Use the “Sponsor” of each Mortgage Loan, as shown on the Data File, to identify those Mortgage Loans that had at least one common “Related Borrowers (Y/N)”
Original Term to Maturity or ARD (mos.)	Number of payments between and including the Maturity Date or ARD and the First P&I Payment Date (if applicable) or the First Payment Date (IO)
Remaining Term to Maturity or ARD (mos.)	Original Term to Maturity or ARD (mos.) minus Seasoning
Remaining IO Period (mos.)	Original IO Period (mos.) minus Seasoning

B-1

Attribute	Calculation Methodology
Original Amort. Term (mos.)	Recomputed using the Original Balance and Rate and Monthly Debt Service (P&I) for Mortgage Loans identified on the Data File for which the Amort. Type characteristic is ‘Amortizing’, (the “Balloon Loans”). For Mortgage Loans identified on the Data File for which the Amort. Type characteristic is ‘Partial IO’ (the “Partial Interest Only Loans”), recomputed using the Monthly Debt Service (P&I) after the expiration of the interest only period. For Mortgage Loans identified on the Data File for which the Amortization Type characteristic is ‘Full IO’ (the “Interest Only Loans”) is shown as ‘0’.
Remaining Amort. Term (mos.)	Original Amort. Term (mos.) minus Seasoning
Monthly Debt Service (IO)	The product of the Original Balance and the Mortgage Loan’s Rate multiplied by a fraction equal to 365/360.
Annual Debt Service (P&I)	Multiply the (i) Monthly Debt Service (P&I) by (ii) 12 (months).
Annual Debt Service (IO)	Multiply the (i) Monthly Debt Service (IO) by (ii) 12 (months).
UW NOI DSCR (P&I)	Underwritten NOI divided by Annual Debt Service (P&I). In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized / Cross Defaulted (Y/N) field, this calculation is performed on an aggregate basis with the associated cross-collateralized loan(s).
UW NOI DSCR (IO)	Underwritten NOI divided by Annual Debt Service (IO). In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized / Cross Defaulted (Y/N) field, this calculation is performed on an aggregate basis with the associated cross-collateralized loan(s).
UW NCF DSCR (P&I)	Underwritten NCF divided by Annual Debt Service (P&I)
UW NCF DSCR (IO)	Underwritten NCF divided by Annual Debt Service (IO). In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized / Cross Defaulted (Y/N) field, this calculation is performed on an aggregate basis with the associated cross-collateralized loan(s).
Cut-Off Date LTV	Cut-Off Date Balance divided by Appraised Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized / Cross Defaulted (Y/N) field, this calculation is performed on an aggregate basis with the associated cross-collateralized loan(s).

B-2

Attribute	Calculation Methodology
Maturity Date LTV	Maturity Date Balance divided by Appraised Value. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized / Cross Defaulted (Y/N) field, this calculation is performed on an aggregate basis with the associated cross-collateralized loan(s).
Third Most Recent NOI Debt Yield

Divide the (i) Third Most Recent NOI by (ii) Cut-Off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Third Most Recent NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

Second Most Recent NOI Debt Yield

Divide the (i) Second Most Recent NOI by (ii) Cut-Off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Second Most Recent NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

B-3

Attribute	Calculation Methodology
Most Recent NOI Debt Yield

Divide the (i) Most Recent NOI by (ii) Cut-Off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Most Recent NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

Underwritten NOI Debt Yield

Divide the (i) Underwritten NOI by (ii) Cut-Off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

Underwritten NCF Debt Yield

Underwritten NCF divided by Cut-Off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. In the case of Mortgage Loans indicated as “Yes” in the Cross-Collateralized / Cross Defaulted (Y/N) field, this calculation is performed on an aggregate basis with the associated cross-collateralized loan(s).

% NSF of the Largest Tenant (%)	NSF of Largest Tenant (SF) divided by Units/SF
% NSF of 2nd Largest Tenant (%)	NSF of 2nd Largest Tenant (SF) divided by Units/SF
% NSF of 3rd Largest Tenant (%)	NSF of 3rd Largest Tenant (SF) divided by Units/SF divided by Units/SF

B-4

Attribute	Calculation Methodology
% NSF of 4th Largest Tenant (%)	NSF of 4th Largest Tenant (SF) divided by Units/SF divided by Units/SF
% NSF of 5th Largest Tenant (%)	NSF of 5th Largest Tenant (SF) divided by Units/SF
Current Tax Escrow Balance	Add the Initial Tax Escrow Amount ($) to the product of the Ongoing Tax Escrow-Monthly ($) and Seasoning
Current Insurance Escrow Balance	Add the Initial Insurance Escrow Amount ($) to the product of the Ongoing Insurance Escrow-Monthly ($) and Seasoning
% of Total Recommended Deferred Maintenance Amount Escrowed (%)	Divide the (i) Deferred Maintenance Escrow Amount ($) by (ii) Deferred Maintenance Recommended per Report ($)
Deferred Maintenance Escrow Current Balance	Equals the Deferred Maintenance Escrow Amount ($)
Annual Cap Ex Reserve Requirement per SF/Unit ($)	Divide the (i) product of the (a) Ongoing Cap Ex Escrow - Monthly ($) and (b) 12 (months) by (ii) Units/SF
Current Cap Ex Escrow Balance	Add the Initial Cap Ex Escrow Amount ($) to the product of the Ongoing Cap Ex Escrow-Monthly ($) and Seasoning
Annual TI/LC Escrow per SF/Unit ($)	Divide the (i) product of the (a) Ongoing TI/LC Escrow - Monthly ($) and (b) 12 (months) by (ii) Units/SF
Current TI/LC Balance	Add the Initial TI/LC Escrow Amount ($) to the product of the Ongoing TI/LC Escrow-Monthly ($) and Seasoning
Current Other Balance	Add the Initial Other Escrow Amount ($) to the product of the Ongoing Other Escrow-Monthly ($) and Seasoning
Seasoning	Number of payments between and including the Original Term to Maturity or ARD (mos.) and Remaining Term to Maturity or ARD (mos.)
Cut Off Date Whole Note Loan Balance	Recomputed using the First P&I Payment Date, whole note loan monthly debt service, Original Whole Note Loan Balance, Interest Accrual Method and whole note loan interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only whole note loan Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest only whole note loan Mortgage Loans (if any), the Cut-off Date Whole Note Loan Balance was set to equal the Original Whole Loan Note Balance. This procedure was performed only for those Mortgage Loans which are part of a Loan Pair or Non-Serviced Loan Combination.

B-5

Attribute	Calculation Methodology
Total Trust Exposure	Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Loans which are part of a Loan Pair or Non-Serviced Loan Combination.
Annual Debt Service Incl. Pari Passu (Amort)	Multiply the (i) whole note loan monthly debt service (P&I) (as set forth on or derived from the Loan Agreement) by (ii) 12 (months). This procedure was not performed for full term interest-only pari passu Mortgage Loans (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Loans which are part of a Loan Pair or Non-Serviced Loan Combination.
Annual Debt Service Incl. Pari Passu (IO)	Multiply the (i) Original Whole Note Loan Balance (as set forth on the Loan Agreement) and (ii) the product of (a) the whole note loan interest rate (as set forth on or derived from the Loan Agreement) and (b) for those Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was only performed for partial and full term interest-only pari passu Mortgage Loans (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Loans which are part of a Loan Pair or Non-Serviced Loan Combination.
Cut-off Date Pari Passu Mortgage Debt Balance

Recomputed using the First P&I Payment Date, pari passu monthly debt service (P&I), Pari Passu Debt, Interest Accrual Method and pari passu interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-Off Date. With respect to interest-only pari passu Mortgage Loans determined to be non-amortizing as of the Cut-Off Date (as determined from the Loan Agreement) and full term interest-only pari passu Mortgage Loans (if any), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the Pari Passu Debt (as set forth on the Loan Agreement). At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Loans which are part of a Loan Pair or Non-Serviced Loan Combination.

B-6

Attribute	Calculation Methodology
Cut-off Date Subordinate Mortgage Debt Balance	Recomputed using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method and subordinate mortgage debt interest rate (each as set forth on or derived from the subordinate loan document) and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the subordinate loan document) and full term interest-only subordinate mortgage debt Mortgage Loans (if any), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the subordinate loan document). This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.
Total Mortgage Debt Cut-off Date LTV Ratio	The sum of the Cut-off Balance divided Appraised Value
Total Mortgage Debt UW NCF DSCR	Underwritten NCF divided by Annual Debt Service (P&I)
Total Mortgage Debt UW NOI Debt Yield	Underwritten NOI divided by Cut Off Date Whole Note Loan Balance
Cut-off Date Mezzanine Debt Balance	Recomputed using the mezzanine original balance, mezzanine interest accrual method, Seasoning, Original IO Period (mos.), first mezzanine payment date, mezzanine maturity date or ARD, mezzanine rate, and mezzanine monthly debt service payment. Assume all scheduled payments of principal and/or interest on the Mezzanine Loans are made and that there are no prepayments or other unscheduled collections. With respect to interest-only mezzanine debt Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the mezzanine loan document) and full term interest-only mezzanine debt Mortgage Loans (if any), the Cut-off Date Mezzanine Debt Balance was set to equal the original mezzanine debt balance (as set forth on the mezzanine loan document). This procedure was performed only for those Mortgage Loans with mezzanine debt, if any.
Total Debt Cut-off Date LTV Ratio	The sum of the Cut-off Date Balance and Cut-off Date Mezzanine Debt Balance divided Appraised Value
Total Debt UW NCF DSCR	Underwritten NCF divided by the sum of the Annual Debt Service (P&I) and the annual debt service payment for any existing additional debt amount

B-7

Attribute	Calculation Methodology
Total Debt UW NOI Debt Yield	Underwritten NOI divided by the sum of the Cut-off Date Balance and the Cut-off Date Mezzanine Debt Balance

B-8

ATTACHMENT C

INSTRUCTIONS

1.    For the Compared Attributes listed below for which the Source Document was indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute was accurate and not perform any procedure.

Loan Seller	Mortgage Loan	Attribute	Loan Seller Instruction
UBS	Crowne Plaza Englewood	Appraised Value	Use the “as is” market value based upon the extraordinary assumption
UBS	525 Seventh Avenue	Original Balance	Provided by Loan Seller
UBS	Gulfport Premium Outlets	Original Balance	Provided by Loan Seller
MS	Imperial Suites	Acquisition or Refinance	Use the Deed of Trust
MS	Lawrenceville Shopping Center	Percent Leased	Use a Lawrenceville Shopping Center broker package rent roll

C-1